Note 1 - Summary of Significant Accounting Policies -2 (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	September 30, 2018	December 31, 2017

Finished goods	$61,587	$62,932
Raw materials	157,610	141,028
Work-In-Process	58,958	61,085
Total	$278,155	$265,045

	December 31, 2017	December 31, 2016

Finished goods	$62,932	$38,201
Raw materials	141,028	165,812
Work-In-Process	61,085	68,195
Total	$265,045	$272,208

Property Plant and Equipment Useful Life [Table Text Block]
	Years
Computers and office equipment	3	-	7
Leasehold improvements		3
Manufacturing tooling	3	-	7
Demo equipment		3

	Years
Computers and office equipment	3	-	7
Leasehold improvements		5
Manufacturing Tooling	3	-	7
Demo Equipment		3

Property, Plant and Equipment [Table Text Block]
	September 30, 2018	December 31, 2017
Computers and office equipment	$204,904	$183,528
Leasehold improvements	140,114	25,635
Manufacturing tooling	108,955	108,955
Demo equipment	77,496	43,368
Total	531,469	361,486
Less: Accumulated depreciation	333,211	273,770
Total Fixed Assets, Net	$198,258	$87,716

	December 31, 2017	December 31, 2016
Computers and office equipment	$183,528	$164,318
Leasehold Improvements	25,635	25,635
Manufacturing Tooling	108,955	103,204
Demo Equipment	43,368	23,236
Total	361,486	316,393
Less: Accumulated Depreciation	273,770	214,897
Total Fixed Assets, Net	$87,716	$101,496